Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands										12 Months Ended
	Mar. 27, 2023	Mar. 07, 2023	Feb. 08, 2023	Feb. 01, 2023	Jan. 17, 2023	Jan. 06, 2023	Sep. 21, 2022	Apr. 15, 2022	Feb. 08, 2022	Dec. 31, 2022	Sep. 25, 2023	Dec. 29, 2022	Dec. 31, 2021	Nov. 29, 2021	Jun. 30, 2021	Apr. 30, 2021
Subsequent Events
Preferred stock, shares outstanding										519,172			510,000
Executive management and non-executive directors
Subsequent Events
Share period								1,982
Series C preferred stock
Subsequent Events
Dividends paid										$ 780
Preferred stock, shares outstanding										10,000			10,000	10,000	10,000	10,000
Series C preferred stock | Executive management and non-executive directors
Subsequent Events
Share period								1,982
Series D Preferred Stock
Subsequent Events
Dividends paid										$ 117
Preferred stock, shares outstanding										9,172		9,172
Vessel acquisitions, equity issued, number of Shares							25,000
Series D Preferred Stock | m/v Melia
Subsequent Events
Issuance of stock (in shares)									13,157
Subsequent Event
Subsequent Events
Price per unit	$ 1.00										$ 1.00
Period during which company's share price regained compliance with minimum bid price requirements						10 days
Subsequent Event | Series C preferred stock
Subsequent Events
Dividends paid					$ 240
Dividend declared	$ 269
Issuance of stock (in shares)	10,000
Subsequent Event | Series C preferred stock | Executive management and non-executive directors
Subsequent Events
Number of shares grant		3,332
Subsequent Event | Series D Preferred Stock
Subsequent Events
Dividends paid					$ 161
Dividend declared	$ 327
Subsequent Event | Common Stock
Subsequent Events
Price per unit						$ 1.00
Subsequent Event | Diana Shipping Inc | Series D Preferred Stock | m/v Melia
Subsequent Events
Agreed purchase price in memorandum of agreement				$ 14,000
Payments of advances for vessel acquisitions				$ 4,000
Non-cash payments of remaining amount for vessel acquisition			$ 10,000
Vessel acquisitions, equity issued, number of Shares			13,157